May 5, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:            IDS Life Variable Life Separate Account
               (Flexible Premium Survivorship Variable Life Insurance
               Policy)
               File No. 33-62457/811-4298

Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,



Mary Ellyn Minenko
Counsel